Rydex ETF Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850

RYDEX ETF TRUST
(the “Trust”)

Supplement dated March 28, 2018 to the currently effective Summary Prospectuses, Statutory Prospectuses (collectively, the “Prospectuses”) and Statements of Additional Information (together, the “SAIs”)

This supplement provides new and additional information beyond that contained in the Prospectuses, SAIs and past Supplements, and should be read in conjunction with the Prospectuses and SAIs.

At Special Meetings of Shareholders held on February 16, 2018, March 16, 2018 and March 26, 2018, shareholders of each series of the Trust (each, a “Fund”) approved an Agreement and Plan of Reorganization providing for the reorganization (each, a “Reorganization”) of each Fund into a corresponding newly-created series of the PowerShares by Invesco family of funds (each, an “Acquiring Fund”).

If other closing conditions are satisfied or waived, the closing date of each Reorganization, and the closing date of the transaction between Guggenheim Capital LLC (“Guggenheim”) and Invesco Ltd. (“Invesco”) relating to the acquisition by Invesco of Guggenheim’s exchange-traded funds business (the “Transaction”), is expected to be April 6, 2018, or as soon as practicable thereafter.

After the close of the markets on April 6, 2018, shareholders of each Fund will become shareholders of the corresponding Acquiring Fund as set forth below.  Shareholders of each Fund will receive shares of the corresponding Acquiring Fund (and cash with respect to any fractional shares held by a Fund shareholder) with an aggregate net asset value equal to the net asset value of their shares of the Fund held immediately prior to each Reorganization.  Each Reorganization is expected to be a tax-free transaction.

Fund	Acquiring Fund
Guggenheim S&P 100® Equal Weight ETF	PowerShares S&P 100® Equal Weight Portfolio
Guggenheim S&P 500® Equal Weight ETF	PowerShares S&P 500® Equal Weight Portfolio
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	PowerShares S&P 500® Equal Weight Consumer Staples Portfolio
Guggenheim S&P 500® Equal Weight Energy ETF	PowerShares S&P 500® Equal Weight Energy Portfolio
Guggenheim S&P 500® Equal Weight Financials ETF	PowerShares S&P 500® Equal Weight Financials Portfolio
Guggenheim S&P 500® Equal Weight Health Care ETF	PowerShares S&P 500® Equal Weight Health Care Portfolio
Guggenheim S&P 500® Equal Weight Industrials ETF	PowerShares S&P 500® Equal Weight Industrials Portfolio
Guggenheim S&P 500® Equal Weight Materials ETF	PowerShares S&P 500® Equal Weight Materials Portfolio
Guggenheim S&P 500® Equal Weight Real Estate ETF	PowerShares S&P 500® Equal Weight Real Estate Portfolio
Guggenheim S&P 500® Equal Weight Technology ETF	PowerShares S&P 500® Equal Weight Technology Portfolio
Guggenheim S&P 500® Equal Weight Utilities ETF	PowerShares S&P 500® Equal Weight Utilities Portfolio
Guggenheim S&P MidCap 400® Equal Weight ETF	PowerShares S&P MidCap 400® Equal Weight Portfolio
Guggenheim S&P SmallCap 600® Equal Weight ETF	PowerShares S&P SmallCap 600® Equal Weight Portfolio
Guggenheim MSCI Emerging Markets Equal Country Weight ETF	PowerShares MSCI Emerging Markets Equal Country Weight Portfolio
Guggenheim S&P 500® Top 50 ETF	PowerShares S&P 500® Top 50 Portfolio
Guggenheim S&P 500® Pure Growth ETF	PowerShares S&P 500® Pure Growth Portfolio
Guggenheim S&P 500® Pure Value ETF	PowerShares S&P 500® Pure Value Portfolio
Guggenheim S&P MidCap 400® Pure Growth ETF	PowerShares S&P MidCap 400® Pure Growth Portfolio
Guggenheim S&P MidCap 400® Pure Value ETF	PowerShares S&P MidCap 400® Pure Value Portfolio
Guggenheim S&P SmallCap 600® Pure Growth ETF	PowerShares S&P SmallCap 600® Pure Growth Portfolio
Guggenheim S&P SmallCap 600® Pure Value ETF	PowerShares S&P SmallCap 600® Pure Value Portfolio
Guggenheim Multi-Factor Large Cap ETF	PowerShares Multi-Factor Large Cap Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RDXETF-PRO-SUP2